Key Management Personnel Disclosures - Summary of Number of Performance Rights Over Ordinary Shares in Parent Entity (Detail) - Performance rights [member]		12 Months Ended
		Jun. 30, 2023	Jun. 30, 2022		Jun. 30, 2021
Disclosure of key management personnel compensation [line items]
Balance at end of the end fiscal year Number		13,339,621	8,500,000		10,800,291
Granted		1,624,499	8,439,621		1,350,000
Exercised		(4,606,173)	(2,700,000)		(3,650,291)
Other changes		(364,866)	(900,000)		0
Balance at end of the end fiscal year Number		9,993,081	13,339,621		8,500,000
Vested and exercisable		0	1,200,000		0
Unvested		9,993,081	12,139,621		8,500,000
Dr Russell Howard [member]
Disclosure of key management personnel compensation [line items]
Balance at end of the end fiscal year Number		339,621	250,000		500,000
Granted		0	339,621		0
Exercised		(113,207)	(250,000)		(250,000)
Other changes		0	0		0
Balance at end of the end fiscal year Number		226,414	339,621		250,000
Vested and exercisable		0	0		0
Unvested		226,414	339,621		250,000
Mr Pete Meyers [member]
Disclosure of key management personnel compensation [line items]
Balance at end of the end fiscal year Number		1,000,000	1,500,000		1,773,637
Granted		1,166,667	0		0
Exercised		(500,000)	(500,000)		(273,637)
Other changes		0	0		0
Balance at end of the end fiscal year Number		1,666,667	1,000,000		1,500,000
Vested and exercisable		0	0		0
Unvested		1,666,667	1,000,000		1,500,000
Mr Marc Voigt [member]
Disclosure of key management personnel compensation [line items]
Balance at end of the end fiscal year Number		6,000,000	2,400,000		3,600,000
Granted		0	3,600,000		0
Exercised		(2,400,000)	0		(1,200,000)
Other changes		0	0		0
Balance at end of the end fiscal year Number		3,600,000	6,000,000		2,400,000
Vested and exercisable		0	1,200,000		0
Unvested		3,600,000	4,800,000		2,400,000
Mr Grant Chamberlain [member]
Disclosure of key management personnel compensation [line items]
Balance at end of the end fiscal year Number		0	1,350,000		426,654
Granted			0		1,350,000
Exercised			(450,000)		(426,654)
Other changes			(900,000)	[1]	0
Balance at end of the end fiscal year Number			0		1,350,000
Vested and exercisable			0		0
Unvested			0		1,350,000
Ms Deanne Miller [member]
Disclosure of key management personnel compensation [line items]
Balance at end of the end fiscal year Number		2,400,000	1,200,000		1,800,000
Granted		0	1,800,000		0
Exercised		(600,000)	(600,000)		(600,000)
Other changes		0	0		0
Balance at end of the end fiscal year Number		1,800,000	2,400,000		1,200,000
Vested and exercisable		0	0		0
Unvested		1,800,000	2,400,000		1,200,000
Dr Frederic Triebel [member]
Disclosure of key management personnel compensation [line items]
Balance at end of the end fiscal year Number		3,600,000	1,800,000		2,700,000
Granted		0	2,700,000		0
Exercised		(900,000)	(900,000)		(900,000)
Other changes		0	0		0
Balance at end of the end fiscal year Number		2,700,000	3,600,000		1,800,000
Vested and exercisable		0	0		0
Unvested		2,700,000	3,600,000		1,800,000
Ms Lucy Turnbull A O [member]
Disclosure of key management personnel compensation [line items]
Balance at end of the end fiscal year Number		0
Granted		457,832
Exercised		(92,966)
Other changes	[1]	(364,866)
Balance at end of the end fiscal year Number		0	0
Vested and exercisable		0
Unvested		0
Ms Lis Boyce [Member]
Disclosure of key management personnel compensation [line items]
Balance at end of the end fiscal year Number		0
Granted		0
Exercised		0
Other changes		0
Balance at end of the end fiscal year Number		0	0
Vested and exercisable		0
Unvested		0

[1]	The change during the year represents derecognition due to the cessation of the director’s position.